Share-based payments - Summary of accrued expenses and the intrinsic value recognized in share-based payments (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of the controlling company	[1]				₩ 7,202
Employees of the subsidiaries	[1]				60,242
Total					67,444
7th Stock options granted
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of the controlling company	[1]				1
Employees of the subsidiaries	[1]				1
Total					2
Performance shares
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of the controlling company		₩ 12,746	₩ 10,598	[2]	7,201	[1]
Employees of the subsidiaries		91,469	82,498	[2]	60,241	[1]
Total		₩ 104,215	₩ 93,096		₩ 67,442

[1]	The intrinsic value of share-based payments is W67,442 million as of December 31, 2020. For the calculation, the quoted market price of W32,050 per share is used for stock options and the fair value is considered as intrinsic value for performance shares, respectively.
[2]	As of December 31, 2021, all stock options have expired.